Share based compensation reserve - Reserve Summary (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	€ 13.8
Reserve of share-based payments	24.3
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	13.8
Reserve of share-based payments	24.3
Share based compensation reserve | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.3
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reclassification of awards for settlement of tax liabilities	(5.0)
Share based compensation reserve | January 1, 2021 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	8.1
Share based compensation reserve | January 1, 2022 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	6.5
Share based compensation reserve | Other Awards | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	€ 0.6